Commitments and Contingencies (Details)					6 Months Ended		12 Months Ended
	Sep. 10, 2024 USD ($) shares	Sep. 10, 2024 EUR (€) shares	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	May 31, 2025 USD ($)
Commitments and Contingencies (Details) [Line Items]
Purchase Price					$ 3,000,000
Payment to acquire interest					250,000
Recovery of Payment			$ 250,000		478,000	€ 443,000
Other Commitments			250,000
Accrual amount
Interest and costs (in Euro) | €						€ 443,000
Purchase price amount				$ 3,000,000
Payment			250,000
Recover cost			$ 250,000				$ 478,000	€ 443,118.7
Legal interest and costs. (in Euro) | €								€ 443,118.7
Common stock outstanding exchange shares (in Shares) | shares	2,000,000	2,000,000
Cash payment expenses	$ 135,000	€ 120,000
Investment									$ 15,000,000
Quantomo’s [Member]
Commitments and Contingencies (Details) [Line Items]
Acquisitions percentage							100.00%
Crowdpoint [Member]
Commitments and Contingencies (Details) [Line Items]
Acquisitions percentage	100.00%	100.00%
Common Stock [Member] | Crowdpoint [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock outstanding exchange shares (in Shares) | shares	3,750,000	3,750,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Reasonably possible loss							$ 0
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Reasonably possible loss							$ 250,000